CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends (Details) $ in Millions, $ in Millions			1 Months Ended									12 Months Ended
	Oct. 10, 2019 USD ($)	Oct. 10, 2019 ARS ($)	Oct. 31, 2019 ARS ($)	Aug. 31, 2019 ARS ($)	May 31, 2019 ARS ($)	Mar. 31, 2018 ARS ($)	Feb. 28, 2018 ARS ($)	Jan. 31, 2018 ARS ($)	Sep. 30, 2017 ARS ($)	Apr. 30, 2017 ARS ($)	Jan. 31, 2017 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)		Dec. 31, 2018 ARS ($)		Dec. 31, 2017 ARS ($)		Oct. 09, 2019 $ / $	Apr. 30, 2019 ARS ($)	Apr. 30, 2018 ARS ($)	Mar. 31, 2017 ARS ($)
Cash dividends
Distributed amount													$ 17,000	[1],[2]	$ 44,340	[3]	$ 4,260	[4]
Dividends approved													30,929		20,008		5,684
Amount paid in current currency													35,528		52,339		4,014
Dividends received													143		41		99
Dividends												$ 300	18,806	[2],[5],[6]
Current currency
Cash dividends
Dividends approved													36,068		44,620		13,533
Amount paid in current currency													35,528		52,339		4,014
Dividends received													185		86		229
Telecom Argentina
Cash dividends
Distributed amount	$ 300	$ 17,387
Dividends approved			$ 17,387	$ 7,045																$ 6,300
Exchange rate of BCRA | $ / $																			57.9
Anticipated cash dividends									$ 4,503		$ 5,641
Telecom Argentina | Currency of transaction date one
Cash dividends
Dividends approved								$ 13,007
Telecom Argentina | Currency of transaction date two
Cash dividends
Dividends approved								6,866
Telecom Argentina | Current currency
Cash dividends
Dividends approved			18,806	8,334																8,666
Amount paid in current currency			$ 18,806	$ 8,334	$ 8,133	$ 14,624	$ 28,338	9,098
Telecom Argentina | Current currency one
Cash dividends
Dividends approved								29,020
Telecom Argentina | Current currency two
Cash dividends
Dividends approved								$ 15,320
Ver T.V. S.A.
Cash dividends
Dividends received													97		18		70
Ver T.V. S.A. | Current currency
Cash dividends
Dividends received													126		41		151
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received													41		8		19
Teledifusora San Miguel Arcngel S.A. | Current currency
Cash dividends
Dividends received													53		17		54
La Capital Cable S.A.
Cash dividends
Dividends received													5		15		10
La Capital Cable S.A. | Current currency
Cash dividends
Dividends received													$ 6		$ 28		24
Nucleo
Cash dividends
Dividends approved																				197	$ 135
Nucleo | Current currency
Cash dividends
Dividends approved																				$ 262	$ 280
Amount paid in current currency					$ 255	$ 279
Cablevision S.A.
Cash dividends
Dividends approved																	4,078
Cablevision S.A. | Currency of transaction date one
Cash dividends
Dividends approved																						$ 800
Cablevision S.A. | Currency of transaction date two
Cash dividends
Dividends approved																						800
Cablevision S.A. | Current currency
Cash dividends
Dividends approved																	$ 9,263
Amount paid in current currency									$ 1,928	$ 2,076
Cablevision S.A. | Current currency one
Cash dividends
Dividends approved																						2,130
Cablevision S.A. | Current currency two
Cash dividends
Dividends approved																						$ 2,130
CV Berazategui
Cash dividends
Dividends approved										6
CV Berazategui | Current currency
Cash dividends
Dividends approved										10
Amount paid in current currency										$ 10

[1]	As approved by the Ordinary and Extraordinary Shareholders’ Meeting of the Company held on April 24, 2019.
[2]	Total dividends distributed for the year ended on December 31, 2019 were equivalent to $16.63 pesos per share.
[3]	As approved by the Company’s Board of Directors on January 31, 2018.Total dividends distributed were equivalent to $20.58 pesos per share.
[4]	As approved by the Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión held on March 30, 2017.
[5]	As approved by the General Ordinary Shareholders’ Meeting of the Company held on October 10, 2019.
[6]	Equivalent to US$300 million paid in cash US dollars (freely available).